Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2018	2017
Change in:
Trade and other receivables	$16,198	$(8,979)
Other financial assets/liabilities	(17,290)	6,620
Inventories	(32)	(18,690)
Prepaid expenses	(38)	(4,619)
Trade and other payables	(19,608)	(6,336)
Change in taxes payable/receivable, net	7,881	39,326
Provisions and other liabilities	(1,030)	1,693
	$(13,919)	$9,015